CONVERTIBLE LOAN NOTES (THE “NOTES”)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Convertible Loan Notes
CONVERTIBLE LOAN NOTES (THE “NOTES”)

18 CONVERTIBLE LOAN NOTES (THE “NOTES”)

	At 30 September 2024	At 31 March 2024
Total	USD	USD
Fair value of the Notes	5,017,000	3,743,000
Accrued interest	664,066	347,342
	5,681,066	4,090,342
Classified as:
Current:
Fair value of the Notes	5,017,000	3,634,000
Accrued interest	664,066	341,534
	5,681,066	3,975,534
Non-current:
Fair value of the Notes	-	109,000
Accrued interest	-	5,808
	-	114,808

In January 2023, the Company issued a convertible loan note instrument to create unsecured Notes of up to $10,000,000 in aggregate, bears fixed interest rate of 8% per annum. The Notes have a maturity date on the second anniversary of the effective date of the instrument.

The Notes shall automatically convert into ordinary shares at the conversion price on the earlier of the following events, (i) a relevant fund raising, (ii) change of control, or (iii) an IPO. Such senior class of shares to be issued to investors in connection with the relevant fund raising or issued at the completion of the change of control or IPO. The Notes have repayment terms on the second anniversary of their effective date or are converted into ordinary shares upon the IPO of the Group at the lower valuation of a 20% discount to the IPO price or $60 million.

During the six months ended 30 September 2024, a $1 million loan due from DSL to a related company, Diginex Holdings Limited, a company controlled by Rhino Ventures, was exchanged with a $1 million convertible loan note of which Rhino Ventures holds $517,535 of the principal amount of the convertible loan note and Working Capital Innovation Fund II L.P. holds $482,465 of the principal amount of the convertible loan note. Both convertible loan notes mature on 31 December 2024.

During the year ended 31 March 2024, Notes with a face value of $100,000 were issued to Working Capital Innovation Fund II L.P, with a maturity date of 25 July 2025, resulting in an aggregate face value of $3,350,000 as of 31 March 2024.

On 3 August 2024, the maturity date of a convertible loan note with a principal of $1,000,000 held by HBM IV, Inc. was extended to 3 November 2024 and then further extended to 3 January 2025.

As of 30 September 2024, the aggregate face value of convertible loan notes is amounted to $4,350,000.

Fair value loss of $274,000 was recognized during the six months ended 30 September March 2024 (30 September 2023: loss of 126,000).

18 CONVERTIBLE LOAN NOTES (THE “NOTES”)

	At 31 March 2024	At 31 March 2023
	USD	USD
Fair value of the Notes	3,743,000	3,269,000
Accrued interest	347,342	80,822
	4,090,342	3,349,822
Classified as:
Current liabilities	3,975,534	-
Non-current liabilities	114,808	3,349,822
	4,090,342	3,349,822

In January 2023, the Company issued a convertible loan note instrument to create unsecured Notes of up to $10,000,000 in aggregate, bears fixed interest rate of 8% per annum. The Notes have a maturity date on the second anniversary of the effective date of the instrument.

The Notes shall automatically convert into ordinary shares at the conversion price on the earlier of the following events, (i) a relevant fund raising, (ii) change of control, or (iii) an initial public offering (“IPO”). Such senior class of shares to be issued to investors in connection with the relevant fund raising or issued at the completion of the change of control or IPO.

During the year ended 31 March 2024, a Note with a face value of $100,000 was issued resulting in an aggregate face value of $3,350,000 as of 31 March 2024. During the year ended 31 March 2023, Notes with face values of $1,000,000, $1,000,000, $1,000,000 and $250,000 were issued in August 2022, January 2023, March 2023 and March 2023, respectively, with aggregate face value of $3,250,000 issued as of 31 March 2023. Fair value loss of $374,000 was recognized during the year ended 31 March 2024 (2023: loss of 19,000).

For details of fair value measurement, please refer to note 26.5 to the combined financial statements.